Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted EPS computations for our common stock	The basic and diluted EPS computations for our ordinary shares are calculated as follows (in thousands, except share and per share amounts):

	Year Ended December 31,
	2021	2020	2019
Basic EPS
Net loss	$(270,448)	$(350,625)	$(258,633)
Dividends on preferred shares	(41,508)	—	—
Net loss attributable to ordinary shares	$(311,956)	$(350,625)	$(258,633)

Basic weighted-average number of ordinary shares outstanding	630,976,906	427,023,558	273,883,342
Basic EPS	$(0.49)	$(0.82)	$(0.94)

Diluted EPS
Net loss attributable to ordinary shares	$(311,956)	$(350,625)	$(258,633)
Change in fair value of private placement warrants	(81,320)	—	—
Net loss attributable to ordinary shares, diluted	$(393,276)	$(350,625)	$(258,633)

Denominator:
Shares used in computing net loss attributable to per share to ordinary shareholders, basic	630,976,906	427,023.558	273,883,342
Weighted-average effect of potentially dilutive shares to purchase ordinary shares	9,797,194	—	—
Diluted weighted-average number of ordinary shares outstanding	640,774,100	427,023,558	273,883,342
Diluted EPS	$(0.61)	$(0.82)	$(0.94)